UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2019

Date of reporting period: 03/31/2019

ITEM 1.	REPORTS TO STOCKHOLDERS

The Semi-Annual report to Shareholders of the Eagle Rock Floating Rate Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended March 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

Eagle Rock Floating Rate Fund

Institutional Class Shares (Ticker Symbol: ERFIX)

Investor Class Shares (Ticker Symbol: ERFAX)*

A Series of the

360 Funds

SEMI-ANNUAL REPORT

March 31, 2019

Investment Adviser:	Sub-Adviser:

Crow Point Partners, LLC	Eagle Rock Institutional, LLC
25 Recreation Park Drive, Suite 206	128 Bridge Street, Suite 101
Hingham, MA 02043	Box 382
1-877-327-0757	Rancocas, NJ 08073
www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Eagle Rock Floating Rate Fund’s (the “Fund”) shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

* Shares not currently offered for sale.

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

March 31, 2019 (Unaudited)

The investment objective of the Eagle Rock Floating Rate Fund (the “Fund”) is to achieve as high a level of current income as is consistent with capital preservation. The Fund’s secondary objective is long-term capital appreciation.

Crow Point Partners, LLC (the “Adviser” or “Crow Point”) serves as Investment Adviser to the Fund. As the Fund’s investment adviser, Crow Point reviews, supervises and administers the Fund’s investment program and also ensures compliance with the Fund’s investment policies and guidelines. Eagle Rock Institutional, LLC (“Eagle Rock” or “Sub-Adviser”) serves as the sub-adviser to the Fund. The Sub-Adviser is responsible for selecting the Fund’s portfolio investments.

In order to accomplish the Fund’s objectives, the Fund will invest in a portfolio composed mainly of corporate senior secured bank loans (sometimes referred to as “adjustable rate loans” or “floating rate loans”). These loans hold a senior position in the capital structure and, at the time of purchase, are typically rated between BBB and B (commonly referred to as “High Yield” or “junk bonds”). Although the Fund has no restrictions on the maturity of investments, normally the floating rate loans will have remaining maturities of 10 years or less. Also, these loans have historically had recovery rates of 60% - 70% or more. The “recovery rate” is the amount of an investment recovered through foreclosure or bankruptcy procedures in the event of a default, expressed as a percentage of face value. The Fund will invest primarily in floating rate loans and other floating rate investments, but also may invest in other high-yield securities from time to time based on the portfolio manager’s macroeconomic and interest rate outlook. Floating rate loans offer a coupon that is tied to a variable interest rate such as LIBOR which resets every 90 days or less. Thus, as short-term interest rates rise (or fall) this coupon is adjusted to compensate.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities. As part of meeting the 80% test, the Fund may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions. Similarly, as part of meeting the 80% test, the Fund may also invest in other investment companies, including exchange traded funds (“ETFs”), that focus their investments on floating rate debt investments. This 80% test is a non-fundamental policy of the Fund and may be changed upon 60 days’ notice to shareholders of the Fund. Although the Fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less.

Allocation of Portfolio Holdings

Asset Class	Percentage of Net Assets*
Senior Loans	55.70%
Corporate Bonds	13.17%
Asset Backed Securities	6.24%
Short-Term Investments plus Other Assets & Liabilities	24.89%
100.00%

*	The percentages in the above table are based on the portfolio holdings of the Fund as of March 31, 2019 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

1

EAGLE ROCK FLOATING RATE FUND SCHEDULE OF INVESTMENTS March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

CORPORATE BONDS - 13.17%	Principal Amount	Fair Value

Airlines - 6.56%
VistaJet Malta Finance PLC / VistaJet Co Finance LLC, 7.75%, due 6/1/2020 (a)	$250,000	$248,125

Oil & Gas - 6.61%
Resolute Energy Corp., 8.50%, due 5/1/2020	250,000	250,000

TOTAL CORPORATE BONDS (Cost $501,354)		498,125

ASSET BACKED SECURITIES - 6.24%

Oaktree CLO 2018-1 Ltd., 8.60%, 10/2/2019	250,000	235,819

TOTAL ASSET BACKED SECURITIES (Cost $250,000)		235,819

SENIOR LOANS - 55.70%

CCS-CMGC Holdings, Inc., 8.10% (Coupon rate 5.50% + 3 Month LIBOR rate), due 9/25/2025 (b)	249,375	238,153
Concrete Pumping Holdings, Inc., 8.10% (Coupon rate 5.50% + 3 Month LIBOR rate), due 11/5/2025(b)	250,000	241,250
Fogo de Chao LLC, 6.60% (Coupon rate 4.00% + 3 Month LIBOR rate), due 4/7/2025(b)	243,977	241,842
Forterra Finance, LLC, 5.60% (Coupon rate 3.00% + 3 Month LIBOR rate), due 10/25/2023 (b)	248,092	227,800
Harland Clarke Holdings Corp., 7.35% (Coupon rate 4.75% + 3 Month LIBOR rate), due 11/3/2023 (b)	239,060	213,959
LightstoneHoldco LLC, 6.35% (Coupon rate 3.75% + 3 Month LIBOR rate), due 1/30/2024 (b)	225,932	218,072
LightstoneHoldco LLC, 6.35% (Coupon rate 3.75% + 3 Month LIBOR rate), due 1/30/2024 (b)	12,743	12,300
McDermott Technology, Inc., 7.60% (Coupon rate 5.00%+ 3 Month LIBOR rate), due 5/12/2025 (b)	250,000	239,090
McGraw-Hill Global Education Holdings LLC, 6.60% (Coupon rate 4.00%+ 3 Month LIBOR rate), due 5/4/2022 (b)	248,087	227,619
Staples, Inc., 6.60% (Coupon rate 4.00% + 3 Month LIBOR rate), due 9/12/2024 (b)	248,740	246,475

TOTAL SENIOR LOANS (Cost $2,163,073)		2,106,560

SHORT-TERM INVESTMENT - 21.25%	Shares	Fair Value

Federated Government Obligations Fund - Institutional Class, 2.29% (c)	803,799	803,799

TOTAL SHORT-TERM INVESTMENT (Cost $803,799)		803,799

TOTAL INVESTMENTS (Cost $3,718,226) - 96.36%		3,644,303
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.64%		137,833

NET ASSETS - 100%		$3,782,136

(a)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(b)	Variable or step coupon security - Interest rate shown represents the rate on March 31, 2019. 3 Month LIBOR rate is 2.80% on March 31, 2019.

(c)	Rate shown represents the 7-day effective yield at March 31, 2019, is subject to change and resets daily.

LLC - Limited Liability Company
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

2

Eagle Rock Floating Rate Fund

Statement of Assets and Liabilities

March 31, 2019

(Unaudited)

Assets:
Investment securities:
At cost	$3,718,226
At value	3,644,303
Due from adviser	51,554
Receivables:
Interest	65,198
Investment securities sold	492,495
Prepaid expenses	20,955
Total assets	4,274,505

Liabilities:
Payables:
Investment securities purchased	488,125
Due to administrator	1,075
Accrued expenses	3,169
Total liabilities	492,369
Net Assets	$3,782,136

Sources of Net Assets:
Paid-in capital	$3,829,042
Total distributable earnings	(46,906)
Total Net Assets	$3,782,136

Institutional Class Shares:
Net assets	$3,782,136
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	383,282
Net Asset Value and Offering Price Per Share	$9.87

Minimum Redemption Price Per Share (a)	$9.67

(a) A 2.00% redemption fee is imposed on shares redeemed within 30 days from the date of purchase.

The accompanying notes are an integral part of these financial statements.

3

Eagle Rock Floating Rate Fund

Statement of Operations

March 31, 2019

(Unaudited)

For the Six Month Period Ended March 31, 2019
Investment income:
Interest	$135,934
Total investment income	135,934

Expenses:
Management fees (Note 5)	12,752
Accounting and transfer agent fees and expenses	21,754
Professional fees	17,123
Pricing fees	12,784
Trustee fees and expenses	10,157
Compliance officer fees	8,250
Dealer network fees	5,242
Miscellaneous	4,610
Registration and filing fees	3,301
Custodian fees	1,336
Reports to shareholders	1,180
Total expenses	98,489
Less expense reimbursement:
Fees waived/reimbursed by Adviser	(71,929)
Fees waived by Administrator	(6,875)
Net expenses	19,685

Net investment income	116,249

Realized and unrealized loss:
Net realized loss on:
Investments	(29,447)

Net realized loss on investments	(29,447)

Net change in unrealized depreciation on:
Investments	(80,695)
Net change in unrealized depreciation on investments	(80,695)

Net realized and unrealized loss on investments	(110,142)

Net increase in net assets resulting from operations	$6,107

The accompanying notes are an integral part of these financial statements.

4

Eagle Rock Floating Rate Fund

Statements of Changes in Net Assets

	For the	For the
	Six Month Period Ended	Period Ended
	March 31, 2019	September 30, 2018 (a)
	(Unaudited)
Increase in net assets from:
Operations:
Net investment income	$116,249	$14,789
Net realized gain (loss) on investments	(29,447)	4,468
Net change in unrealized appreciation (depreciation) on investments	(80,695)	6,772
Net increase in net assets resulting from operations	6,107	26,029

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(79,042)	—
Total distributions	(79,042)	—

Transactions in shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	—	3,750,000
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	79,042	—
Increase in net assets from transactions in shares of beneficial interest	79,042	3,750,000

Increase in net assets	6,107	3,776,029

Net Assets:
Beginning of period	3,776,029	—

End of period	$3,782,136	$3,776,029	(b)

Share activity:
Institutional Class:
Shares sold	—	375,125
Shares reinvested	8,157	—
Net increase in shares of beneficial interest	8,157	375,125

(a)	The Eagle Rock Floating Rate Fund commenced operations on August 1, 2018.
(b)	Includes $14,789 of accumulated net investment income for the period ended September 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of these financial statements.

5

Eagle Rock Floating Rate Fund

Financial Highlights

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the		For the
	Six Month Period Ended		Period Ended
	March 31, 2019		September 30, 2018 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.07		$10.00

Investment Operations:
Net investment income (b)	0.31		0.05
Net realized and unrealized gain (loss) on investments	(0.30)		0.02
Total from investment operations	0.01		0.07

Distributions:
From net investment income	(0.20)		—
From net realized capital gains	(0.01)		—
Total distributions	(0.21)		—

Net Asset Value, End of Period	$9.87		$10.07

Total Return (c)	0.15	%(e)	0.70	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,782		$3,776

Ratios of expenses to average net assets:
Before fees waived and expenses reimbursed (d)	5.25	%(f)	5.87	%(f)
After fees waived and expenses reimbursed	1.05	%(f)	1.05	%(f)

Ratios of net investment income to average net assets	6.20	%(f)	2.85	%(f)

Portfolio turnover rate	97	%(e)	94	%(e)

(a) The Eagle Rock Floating Rate Fund commenced operations on August 1, 2018.

(b) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e) Not annualized

(f) Annualized

The accompanying notes are an integral part of these financial statements.

6

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

1.	ORGANIZATION

The Eagle Rock Floating Rate Fund (the “Fund”) was organized on July 3, 2018 as a diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is to achieve as high a level of current income as is consistent with capital preservation. The Fund’s secondary objective is long-term capital appreciation The Fund’s investment adviser is Crow Point Partners, LLC (the “Adviser”). The Fund’s sub-adviser is Eagle Rock Institutional, LLC (the “Sub-Adviser”). The Fund has two classes of shares, Institutional Class and Investor Class, but currently offers only the Institutional Class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)            Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

c)             Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and during the six month period ended March 31, 2019, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended March 31, 2019, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. Management has reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax year September 30, 2018 and the six month period ended March 31, 2019 and has determined that the Fund does not have a liability for uncertain tax positions. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)             Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

f)            Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)            Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

h)            Redemption Fees – A 2.00% redemption fee is imposed on shares redeemed within 30 days from the date of purchase. There were no redemption fees paid during the six month period ended March 31, 2019.

3.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Fixed income securities – Fixed income securities such as corporate bonds, asset-backed securities and bank loans denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

Short-term fixed income securities – Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the Trust adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board on securities being fair valued or manually priced. The Independent Chairman and Trustee of the Trust, along with the Trust’s Principal Financial Officer and Chief Compliance Officer and other officers of the Trust are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

9

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2019.

Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Asset-Backed Securities	$—	$235,819	$—	$235,819
Senior Loans	—	2,106,560		2,106,560
Corporate Bonds	—	498,125		498,125
Short-term Investments	803,799	—	—	803,799
Total Assets	$803,799	$2,840,504	$—	$3,644,303

There were no transfers into and out of any level during the six month period ended March 31, 2019. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

4.	INVESTMENT TRANSACTIONS

For the six month period ended March 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$2,966,858	$2,946,642

There were no Government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. As the Fund’s investment adviser, the Adviser reviews, supervises and administers the Fund’s investment program and also ensures compliance with the Fund’s investment policies and guidelines.

The Adviser is responsible for selecting the Fund’s sub-adviser(s), subject to approval by the Board. The Adviser selects a sub-adviser that has shown good investment performance in its areas of expertise. Crow Point considers various factors in evaluating a sub-adviser, including: (i) level of knowledge and skill; (ii) performance as compared to its peers or benchmark; (iii) level of compliance with investment rules and strategies; (iv) employees’ facilities and financial strength; and (v) quality of service.

The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The Adviser will continually monitor the Sub-Adviser’s performance through various analyses and through in person, telephone, and written consultations with the Sub-Adviser. The Adviser discusses its expectations for performance with the Sub-Adviser and provides evaluations and recommendations to the Board, including whether or not the Sub-Adviser’s contract should be renewed, modified, or terminated.

The Adviser is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Adviser, custodian, transfer agent, administrative agent, or other parties. For its services, the Adviser is entitled to receive an investment advisory fee from the Fund at an annualized rate of 0.68%, based on the average daily net assets of the Fund. Crow Point pays a sub-advisory fee to the Sub-Adviser from its advisory fee. For the six month period ended March 31, 2019, the Adviser earned $12,752 of advisory fees.

10

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser has entered into a written expense limitation agreement, through at least January 31, 2020, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 1.05% of the average daily net assets of the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the date in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

For the six month period ended March 31, 2019, the Adviser waived advisory fees of $12,752 and reimbursed expenses of $59,177.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the six month period ended March 31, 2019, M3Sixty earned $30,004, including out of pocket expenses.

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Fund. During the six month period ended March 31, 2019, M3Sixty waived $6,875 of fees.

Certain officers and an interested Trustee of the Trust are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of the Fund’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund’s shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

The Fund with respect to its Investor Class shares has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as “12b-1 fees”).

6.	CREDIT RISK

Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. The value of the Fund’s shares, and the Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments can fall if the actual or perceived financial health of the borrowers or issuers of, such investments deteriorate, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether. In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund’s shares. To the extent that the Fund holds below investment grade securities, these risks may be heightened.

11

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

7.	LOAN RISKS

Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility.

If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund’s manager might wish to sell, thereby having the effect of decreasing the Fund’s overall level of liquidity. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans may take significantly longer than seven days to settle and, as a result, proceeds related to the sale of senior loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. Certain senior loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

During the six month period ended March 31, 2019 the Fund distributed $79,042 of ordinary income.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at September 30, 2018, the Fund’s most recent fiscal year end, was as follows:

Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation	Total Distributable Earnings
$19,257	$—	$—	$—	$6,772	$26,029

At September 30, 2018, the Fund had no capital loss carry forwards for federal income tax purposes available to offset future capital gains.

There were no permanent book and tax differences that required reclassifications for the period ended September 30, 2018.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments at March 31, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$3,718,226	$1,326	$(75,249)	$(73,923)

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2019, the EAS Crow Point Alternatives Fund (the “EAS Fund”) and the Crow Point Alternative Income Fund (the “Income Fund”) held 66.68% and 33.32%, respectively, of the Fund’s shares as an underlying investment in their portfolios.

10.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

12

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

11.	INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies. From time to time, the Fund may invest greater than 25% of their net assets in one security. As of March 31, 2019, Federated Government Obligations Fund - Institutional Class (the “Federated Fund”) represented 21.25% of the Fund’s net assets. The Fund may redeem its investment from the Federated Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. Additional information for the Federated Fund, including its financial statements and portfolio of investments, is available from the Securities and Exchange Commission’s website at www.sec.gov.

12.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Fund’s financial statements and related disclosures.

13.	SUBSEQUENT EVENTS

The Board of Trustees (the “Board”) of the Trust approved a Plan of Liquidation (the “Plan”) for the Eagle Rock Floating Rate Fund that became effective on April 5, 2019. The Adviser recommended that the Board approve the Plan due to the Fund’s low asset levels, the high expense levels of the Fund and the Adviser’s view that it would not be able to attract significant investor interest in the Fund so as to raise asset levels in the foreseeable future. Based on the Adviser’s recommendations and business reasons, the Board has concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund. The Fund was liquidated at the close of business on April 5, 2019.

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

13

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $79,042 of ordinary income during the six month period ended March 31, 2019.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

14

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS – (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers – Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” received a fee of $1,500 each year plus $200 per Board or committee meeting attended. Effective April 25, 2019, each Trustee who is not an “interested person” (an “Independent Trustee”) will receive a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee will receive, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees

Arthur Q. Falk	$1,150	None	None	$1,150
Tom M. Wirtshafter	$1,150	None	None	$1,150
Gary W. DiCenzo	$1,150	None	None	$1,150
Steven D. Poppen	$1,150	None	None	$1,150
Thomas J. Schmidt	$1,150	None	None	$1,150

Interested Trustees and Officers

Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.

2 Figures are for the six month period ended March 31, 2019.

15

Eagle Rock Floating Rate Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 10/01/18 through 03/31/19

	Beginning Account Value (10/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+0.15%)	$1,000.00	1.05%	$1,001.45	$5.24

Hypothetical 5% Return
Institutional Class	$1,000.00	1.05%	$1,019.70	$5.29

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

16

Eagle Rock Floating Rate Fund	ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated January 28, 2019 were as follows:
Eagle Rock Floating Rate Fund Investor Class, gross of fee waivers or expense reimbursements	5.96%
Eagle Rock Floating Rate Fund Investor Class, after waiver and reimbursement*	1.39%
Eagle Rock Floating Rate Fund Institutional Class, gross of fee waivers or expense reimbursements	5.71%
Eagle Rock Floating Rate Fund Institutional Class, after waiver and reimbursement*	1.14%

* Pursuant to an operating expense limitation agreement the Adviser and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.05% of the average daily net assets of each share class of the Fund through January 31, 2020. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses during the six month period ended March 31, 2019 were 5.25% for the Eagle Rock Floating Rate Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended March 31, 2019.

17

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

25 Recreation Park Drive

Suite 206

Hingham, MA 02043

INVESTMENT SUB-ADVISER

Eagle Rock Institutional, LLC

128 Bridge Street, Suite 101

Box 382

Rancocas, NJ 08073

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy K. Linscott
By: Randy K. Linscott
Principal Executive Officer,
Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy K. Linscott
By: Randy K. Linscott
Principal Executive Officer
Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By: Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: June 7, 2019